Stock-Based Compensation (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted Stock [Member]
Summary of restricted awards activity
Number of Shares, Beginning Balance	1,154.7	2,186.5	3,248.4
Number of Shares, Granted at market value	0.0	397.0	636.7
Number of Shares, Vested	(830.3)	(1,208.0)	(1,647.7)
Number of Shares, Forfeited or expired	(17.4)	(220.8)	(50.8)
Number of Shares, Ending Balance	306.9	1,154.7	2,186.5
Weighted-Average Grant date Fair Value, Beginning Balance	$ 16.60	$ 16.92	$ 16.95
Weighted-Average Grant date Fair Value, Granted at market value		$ 15.66	$ 16.84
Weighted-Average Grant date Fair Value, Vested	$ 16.77	$ 17.03	$ 16.94
Weighted-Average Grant date Fair Value, Forfeited or expired	$ 15.69	$ 15.76	$ 16.90
Weighted-Average Grant date Fair Value, Ending Balance	$ 16.20	$ 16.60	$ 16.92
Restricted Stock Units [Member]
Summary of restricted awards activity
Restricted awards, Aggregate Intrinsic Value, Outstanding, beginning balance	$ 6,329.1	$ 3,590.7	$ 782.6
Restricted awards, Aggregate Intrinsic Value, Outstanding	7,715.6	6,329.1	3,590.7
Restricted awards, Weighted-Average Remaining Life, Outstanding	$ 14.33	$ 15.08	$ 15.60
Restricted awards, Weighted-Average Remaining Life, Outstanding, beginning balance	$ 15.08	$ 15.60	$ 13.90
Number of Shares, Granted at market value	5,984.0	3,834.5	2,958.3
Number of Shares, Vested	(2,083.3)	(869.6)	(137.8)
Number of Shares, Forfeited or expired	(2,514.2)	(226.6)	(12.3)
Weighted-Average Grant date Fair Value, Granted at market value	$ 13.63	$ 15.28	$ 16.05
Weighted-Average Grant date Fair Value, Vested	$ 16.21	$ 17.83	$ 13.90
Weighted-Average Grant date Fair Value, Forfeited or expired	$ 14.92	$ 16.19	$ 18.45
Restricted awards, Aggregate Intrinsic Value, Outstanding, ending balance	$ 7,715.6	$ 6,329.1	$ 3,590.7
Restricted awards, Weighted-Average Remaining Life, Outstanding, ending balance	$ 14.33	$ 15.08	$ 15.60